Document and Entity Information	Dec. 16, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001437071
Document Type	8-K
Document Period End Date	Dec. 16, 2024
Entity Registrant Name	Invesco Mortgage Capital Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34385
Entity Tax Identification Number	26-2749336
Entity Address, Address Line One	1331 Spring Street
Entity Address, Address Line Two	NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IVR
Security Exchange Name	NYSE
Series B Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.75% Fixed-to-Floating Series B Cumulative Redeemable Preferred Stock
Trading Symbol	IVR PrB
Security Exchange Name	NYSE
Series C Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.50% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	IVR PrC
Security Exchange Name	NYSE